Pension and other post-retirement benefits - Effect of One Percent Change in Assumed Health Care Cost Trend Rate (HCCTR) (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Retirement Benefits [Abstract]
Effect of a 1 percentage point increase in the HCCTR on year-end benefit obligation	$ 30,329
Effect of a 1 percentage point increase in the HCCTR on total service and interest cost	739
Effect of a 1 percentage point decrease in the HCCTR on, year-end benefit obligation	(23,960)
Effect of a 1 percentage point decrease in the HCCTR on, total service and interest cost	$ (589)